Material Accounting Policy Information - Schedule of Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
HGHC 1 Corp. [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Holding Company
Country of incorporation/ Principal place of business	Cayman Islands
Ownership interest	100.00%	100.00%
HGHC 2 Corp. [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Holding Company
Country of incorporation/ Principal place of business	Cayman Islands
Ownership interest	100.00%	100.00%
JVSPAC Acquisition Corp. [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Holding Company
Country of incorporation/ Principal place of business	The British Virgin Islands
Ownership interest	100.00%
Hotel 101 Global Pte. Ltd. [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Holding Company
Country of incorporation/ Principal place of business	Singapore
Ownership interest	100.00%
Hotel101 Japan One Pte. Ltd. [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Holding Company
Country of incorporation/ Principal place of business	Singapore
Ownership interest	100.00%
Hotel101 Japan Two Pte. Ltd. [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Holding Company
Country of incorporation/ Principal place of business	Singapore
Ownership interest	100.00%
Hotel101 Marketing Pte. Ltd. [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Marketing Company
Country of incorporation/ Principal place of business	Singapore
Ownership interest	100.00%
Hotel101 Marketing HK Limited [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Marketing Company
Country of incorporation/ Principal place of business	Hong Kong
Ownership interest	100.00%
Hotel101 Marketing Japan GK [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Marketing Company
Country of incorporation/ Principal place of business	Japan
Ownership interest	100.00%
H101 Marketing Mexico, S.A. de C.V. [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Marketing Company
Country of incorporation/ Principal place of business	Mexico
Ownership interest	100.00%
Hotel101 EU SARL [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Holding Company
Country of incorporation/ Principal place of business	Luxembourg
Ownership interest	100.00%
Hotel101 Madrid, S.L.U.[Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Hotel Developer
Country of incorporation/ Principal place of business	Spain
Ownership interest	100.00%
Hotel101 Spain Management, S.L.U.[Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Hotel Management
Country of incorporation/ Principal place of business	Spain
Ownership interest	100.00%
Hotel101 LA Holdings LLC [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Holding Company
Country of incorporation/ Principal place of business	USA
Ownership interest	100.00%
Hotel101 Los Angeles LLC [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Hotel Developer
Country of incorporation/ Principal place of business	USA
Ownership interest	100.00%
Hotel101 Japan Management Kabushiki Kaisha [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Hotel Management
Country of incorporation/ Principal place of business	Japan
Ownership interest	100.00%
Hotel101 Japan Two Pte. Ltd. - Japan Branch [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Holding Company
Country of incorporation/ Principal place of business	Japan
Ownership interest	100.00%
Tokutei Mokuteki Kaisha Hotel101 Niseko [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Hotel Developer
Country of incorporation/ Principal place of business	Japan
Ownership interest	100.00%
Hotel101 Marketing Pte. Ltd. - Dubai Branch - Rep. Office Niseko [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Marketing Company
Country of incorporation/ Principal place of business	UAE
Ownership interest	100.00%
Hotel101 Marketing Pte. Ltd. - Taiwan Branch - Rep. Office Niseko [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Marketing Company
Country of incorporation/ Principal place of business	Taiwan
Ownership interest	100.00%
Hotel101 (Cambodia) Co., Ltd. [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Hotel Developer
Country of incorporation/ Principal place of business	Cambodia
Ownership interest	100.00%
Hotel101 Australia Pty. Ltd. [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Holding Company
Country of incorporation/ Principal place of business	Australia
Ownership interest	100.00%
Hotel101 Melbourne Development Pty. Ltd. [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Hotel Developer
Country of incorporation/ Principal place of business	Australia
Ownership interest	100.00%
Hotel101 Melbourne Pty. Ltd. [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Hotel Developer
Country of incorporation/ Principal place of business	Australia
Ownership interest	100.00%